Risk Management (Details) - Schedule of risk concentration - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	$ 38,729,401	$ 36,529,062
Mortgage Loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	15,729,009	13,876,174
Consumer loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	5,282,812	4,999,247
Subtotal [Member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	17,717,580	17,653,641
Agriculture and Livestock [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	655,147	704,247
Fruit cultivation [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	630,566	672,869
Forest [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	170,756	178,285
Fishing [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	284,398	271,283
Mining [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	260,454	215,348
Oil and Natural Gas [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	88,734	89,651
Food, beverages and tobacco [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	377,442	364,107
Textile, leather and footwear [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	83,400	101,608
Wood and furniture [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	85,965	94,330
Cellulose, paper and printing [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	65,825	73,173
Chemicals and petroleum derivatives [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	153,929	149,175
Metallic, non-metallic, machinery, or other [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	362,906	502,121
Other manufacturing industries [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	236,499	258,533
Electricity, gas, and wáter [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	901,777	695,470
Home Building [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	239,529	281,906
Non-residential construction [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	629,270	688,456
Wholesale trade [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,676,944	1,841,135
Retail trade, restaurants and hotels [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,542,653	1,394,637
Transport and storage [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	775,560	782,251
Telecommunications [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	358,033	322,127
Financial Services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	381,800	898,465
Real Estate Services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	2,629,783	2,596,581
Social services and other community services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	5,126,210	4,477,883
Stage 1 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	34,675,625	32,664,056
Stage 1 [Member] | Mortgage Loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	14,672,080	12,966,599
Stage 1 [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,826,096	4,603,595
Stage 1 [Member] | Subtotal [Member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	15,177,449	15,093,862
Stage 1 [Member] | Agriculture and Livestock [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	487,463	490,225
Stage 1 [Member] | Fruit cultivation [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	430,046	483,684
Stage 1 [Member] | Forest [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	134,192	142,705
Stage 1 [Member] | Fishing [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	261,651	244,555
Stage 1 [Member] | Mining [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	241,704	202,599
Stage 1 [Member] | Oil and Natural Gas [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	88,588	89,635
Stage 1 [Member] | Food, beverages and tobacco [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	316,574	326,347
Stage 1 [Member] | Textile, leather and footwear [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	65,269	84,338
Stage 1 [Member] | Wood and furniture [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	75,962	83,337
Stage 1 [Member] | Cellulose, paper and printing [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	50,984	57,520
Stage 1 [Member] | Chemicals and petroleum derivatives [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	147,113	142,581
Stage 1 [Member] | Metallic, non-metallic, machinery, or other [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	323,717	471,646
Stage 1 [Member] | Other manufacturing industries [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	201,044	221,399
Stage 1 [Member] | Electricity, gas, and wáter [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	881,647	650,654
Stage 1 [Member] | Home Building [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	181,933	242,787
Stage 1 [Member] | Non-residential construction [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	537,110	587,446
Stage 1 [Member] | Wholesale trade [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,368,044	1,538,052
Stage 1 [Member] | Retail trade, restaurants and hotels [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,366,605	1,182,087
Stage 1 [Member] | Transport and storage [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	625,506	626,278
Stage 1 [Member] | Telecommunications [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	334,065	294,247
Stage 1 [Member] | Financial Services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	374,770	891,411
Stage 1 [Member] | Real Estate Services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	2,221,740	2,245,893
Stage 1 [Member] | Social services and other community services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,461,722	3,794,435
Stage 2 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	2,007,499	2,190,877
Stage 2 [Member] | Mortgage Loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	367,467	367,838
Stage 2 [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	217,866	178,513
Stage 2 [Member] | Subtotal [Member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,422,166	1,644,526
Stage 2 [Member] | Agriculture and Livestock [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	103,160	159,158
Stage 2 [Member] | Fruit cultivation [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	148,116	156,621
Stage 2 [Member] | Forest [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	20,162	23,292
Stage 2 [Member] | Fishing [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	13,479	22,209
Stage 2 [Member] | Mining [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	11,590	6,683
Stage 2 [Member] | Oil and Natural Gas [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1
Stage 2 [Member] | Food, beverages and tobacco [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	45,972	22,769
Stage 2 [Member] | Textile, leather and footwear [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	12,102	10,629
Stage 2 [Member] | Wood and furniture [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,676	4,957
Stage 2 [Member] | Cellulose, paper and printing [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	9,977	10,195
Stage 2 [Member] | Chemicals and petroleum derivatives [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	5,631	5,804
Stage 2 [Member] | Metallic, non-metallic, machinery, or other [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	15,678	15,420
Stage 2 [Member] | Other manufacturing industries [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	15,245	21,643
Stage 2 [Member] | Electricity, gas, and wáter [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	14,178	37,948
Stage 2 [Member] | Home Building [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	33,493	22,373
Stage 2 [Member] | Non-residential construction [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	34,437	55,120
Stage 2 [Member] | Wholesale trade [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	161,570	182,403
Stage 2 [Member] | Retail trade, restaurants and hotels [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	86,124	124,861
Stage 2 [Member] | Transport and storage [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	90,913	123,778
Stage 2 [Member] | Telecommunications [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	16,522	21,488
Stage 2 [Member] | Financial Services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,166	3,478
Stage 2 [Member] | Real Estate Services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	210,683	201,914
Stage 2 [Member] | Social services and other community services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	364,291	411,783
Stage 3 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	2,046,277	1,674,129
Stage 3 [Member] | Mortgage Loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	689,462	541,737
Stage 3 [Member] | Consumer loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	238,850	217,139
Stage 3 [Member] | Subtotal [Member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,117,965	915,253
Stage 3 [Member] | Agriculture and Livestock [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	64,524	54,863
Stage 3 [Member] | Fruit cultivation [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	52,404	32,564
Stage 3 [Member] | Forest [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	16,402	12,288
Stage 3 [Member] | Fishing [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	9,268	4,519
Stage 3 [Member] | Mining [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	7,160	6,067
Stage 3 [Member] | Oil and Natural Gas [Member] | Market risk [member] | Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	145	16
Stage 3 [Member] | Food, beverages and tobacco [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	14,896	14,990
Stage 3 [Member] | Textile, leather and footwear [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	6,029	6,641
Stage 3 [Member] | Wood and furniture [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	5,327	6,036
Stage 3 [Member] | Cellulose, paper and printing [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,864	5,459
Stage 3 [Member] | Chemicals and petroleum derivatives [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,185	790
Stage 3 [Member] | Metallic, non-metallic, machinery, or other [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	23,511	15,055
Stage 3 [Member] | Other manufacturing industries [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	20,210	15,491
Stage 3 [Member] | Electricity, gas, and wáter [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	5,952	6,868
Stage 3 [Member] | Home Building [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	24,103	16,746
Stage 3 [Member] | Non-residential construction [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	57,723	45,890
Stage 3 [Member] | Wholesale trade [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	147,330	120,680
Stage 3 [Member] | Retail trade, restaurants and hotels [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	89,924	87,689
Stage 3 [Member] | Transport and storage [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	59,141	32,195
Stage 3 [Member] | Telecommunications [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	7,446	6,392
Stage 3 [Member] | Financial Services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	2,864	3,576
Stage 3 [Member] | Real Estate Services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	197,360	148,774
Stage 3 [Member] | Social services and other community services [Member] | Market risk [member] | Manufacturing Industry [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	$ 300,197	$ 271,665